Schedule of Investments (unaudited)	iShares® MSCI Japan ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Nippon Express Holdings Inc.	304,900	$15,026,482
SG Holdings Co. Ltd.	1,323,300	13,353,437
Yamato Holdings Co. Ltd.	1,100,200	12,640,268
		41,020,187
Automobile Components — 2.0%
Aisin Corp.	619,900	23,134,091
Bridgestone Corp.	2,403,000	105,326,984
Denso Corp.	7,956,700	129,300,676
Koito Manufacturing Co. Ltd.	830,400	11,776,716
Sumitomo Electric Industries Ltd.	3,005,400	48,775,938
		318,314,405
Automobiles — 9.0%
Honda Motor Co. Ltd.	18,878,600	213,775,765
Isuzu Motors Ltd.	2,452,700	32,870,919
Mazda Motor Corp.	2,389,900	25,196,143
Nissan Motor Co. Ltd.	9,967,100	35,648,477
Subaru Corp.	2,536,600	56,704,901
Suzuki Motor Corp.	6,610,500	78,809,701
Toyota Motor Corp.	44,625,100	972,054,466
Yamaha Motor Co.Ltd.	3,754,600	36,764,016
		1,451,824,388
Banks — 8.1%
Chiba Bank Ltd. (The)	2,207,800	21,100,939
Concordia Financial Group Ltd.	4,395,700	26,542,141
Japan Post Bank Co. Ltd.	6,086,800	60,294,759
Mitsubishi UFJ Financial Group Inc.	46,723,080	496,277,086
Mizuho Financial Group Inc.	10,149,858	207,913,117
Resona Holdings Inc.	8,868,300	61,558,338
Shizuoka Financial Group Inc., NVS	1,843,400	19,039,148
Sumitomo Mitsui Financial Group Inc.	5,265,600	344,628,701
Sumitomo Mitsui Trust Holdings Inc.	2,756,564	64,088,876
		1,301,443,105
Beverages — 0.9%
Asahi Group Holdings Ltd.	2,026,600	74,348,734
Kirin Holdings Co. Ltd.	3,267,300	45,121,216
Suntory Beverage & Food Ltd.	584,700	21,476,463
		140,946,413
Broadline Retail — 0.5%
Pan Pacific International Holdings Corp.	1,601,700	41,431,237
Rakuten Group Inc.(a)	6,305,600	32,796,190
		74,227,427
Building Products — 1.3%
AGC Inc.	823,800	28,745,756
Daikin Industries Ltd.	1,110,200	162,234,202
TOTO Ltd.	595,500	14,941,800
		205,921,758
Capital Markets — 1.2%
Daiwa Securities Group Inc.	5,611,000	44,102,234
Japan Exchange Group Inc.	2,082,400	48,946,745
Nomura Holdings Inc.	12,640,900	76,770,985
SBI Holdings Inc.	1,142,110	29,579,845
		199,399,809
Chemicals — 3.1%
Asahi Kasei Corp.	5,275,500	34,380,518
Mitsubishi Chemical Group Corp.	5,701,300	30,195,054
Mitsui Chemicals Inc.	717,700	21,744,272
Nippon Paint Holdings Co. Ltd.	3,985,800	26,833,721
Nippon Sanso Holdings Corp.	728,400	21,587,250
Security	Shares	Value

Chemicals (continued)
Nissan Chemical Corp.	522,400	$14,524,707
Nitto Denko Corp.	603,800	46,226,977
Shin-Etsu Chemical Co. Ltd.	7,580,800	282,980,289
Toray Industries Inc.	5,828,300	29,197,819
		507,670,607
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	875,600	27,271,969
Secom Co. Ltd.	882,900	54,938,360
Toppan Holdings Inc.	967,200	25,053,101
		107,263,430
Construction & Engineering — 0.6%
Kajima Corp.	1,778,600	30,220,049
Obayashi Corp.	2,729,900	31,780,040
Taisei Corp.	703,500	26,710,765
		88,710,854
Consumer Staples Distribution & Retail — 1.3%
Aeon Co. Ltd.	2,751,000	59,336,637
Kobe Bussan Co. Ltd.	633,300	14,007,730
MatsukiyoCocokara & Co.	1,442,500	20,394,100
Seven & i Holdings Co. Ltd.	9,416,740	121,539,420
		215,277,887
Diversified REITs — 0.1%
Nomura Real Estate Master Fund Inc.	16,832	15,816,198

Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	125,706,000	123,444,287

Electric Utilities — 0.8%
Chubu Electric Power Co. Inc.	2,710,000	37,440,742
Kansai Electric Power Co. Inc. (The)	2,960,800	53,582,181
Tokyo Electric Power Co. Holdings Inc.(a)	6,417,900	38,529,621
		129,552,544
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	530,100	31,624,036
Mitsubishi Electric Corp.	8,131,100	141,296,890
Nidec Corp.	1,756,700	87,568,676
		260,489,602
Electronic Equipment, Instruments & Components — 4.7%
Hamamatsu Photonics KK	590,100	17,448,964
Ibiden Co. Ltd.	474,200	19,174,886
Keyence Corp.	819,104	369,220,470
Kyocera Corp.	5,400,000	61,213,746
Murata Manufacturing Co. Ltd.	7,250,300	137,142,401
Omron Corp.	737,200	24,079,933
Shimadzu Corp.	997,200	25,928,510
TDK Corp.	1,636,600	82,199,025
Yokogawa Electric Corp.	961,000	24,752,355
		761,160,290
Entertainment — 2.1%
Capcom Co. Ltd.	1,444,600	26,733,218
Konami Group Corp.	422,200	29,590,216
Nexon Co. Ltd.	1,422,100	24,425,944
Nintendo Co. Ltd.	4,371,600	237,729,608
Toho Co. Ltd./Tokyo	470,800	14,898,250
		333,377,236
Financial Services — 0.8%
Mitsubishi HC Capital Inc.	3,391,500	22,511,189
ORIX Corp.	4,872,300	106,255,268
		128,766,457

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.0%
Ajinomoto Co. Inc.	1,974,100	$70,579,216
Kikkoman Corp.	2,826,200	32,841,669
MEIJI Holdings Co. Ltd.	986,712	22,099,592
Nissin Foods Holdings Co. Ltd.	843,000	21,277,823
Yakult Honsha Co. Ltd.	1,077,800	19,663,479
		166,461,779
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	1,556,200	35,431,693
Tokyo Gas Co. Ltd.	1,527,600	34,312,033
		69,743,726
Ground Transportation — 1.6%
Central Japan Railway Co.	3,248,900	72,464,293
East Japan Railway Co.	3,817,700	66,204,818
Hankyu Hanshin Holdings Inc.	963,200	25,278,375
Keisei Electric Railway Co. Ltd.	543,600	19,524,227
Kintetsu Group Holdings Co. Ltd.	760,600	16,170,503
Tokyu Corp.	2,101,000	24,512,223
West Japan Railway Co.	1,846,500	36,838,725
		260,993,164
Health Care Equipment & Supplies — 2.4%
Hoya Corp.	1,477,500	179,860,510
Olympus Corp.	4,854,600	76,616,845
Sysmex Corp.	2,117,900	36,262,573
Terumo Corp.	5,643,800	96,136,359
		388,876,287
Health Care Technology — 0.1%
M3 Inc.	1,854,100	17,979,148

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Holdings Co. Japan Ltd.	364,200	14,918,490
Oriental Land Co. Ltd./Japan.	4,591,500	128,362,975
Zensho Holdings Co. Ltd.	405,100	15,950,450
		159,231,915
Household Durables — 3.7%
Panasonic Holdings Corp.	9,812,215	86,669,705
Sekisui Chemical Co. Ltd.	1,589,300	22,810,720
Sekisui House Ltd.	2,509,000	56,496,582
Sony Group Corp.	5,253,200	431,291,514
		597,268,521
Household Products — 0.3%
Unicharm Corp.	1,697,800	54,790,516

Industrial Conglomerates — 2.6%
Hikari Tsushin Inc.	75,300	12,359,784
Hitachi Ltd.	3,901,200	401,775,531
		414,135,315
Industrial REITs — 0.1%
Nippon Prologis REIT Inc.	9,542	15,750,493

Insurance — 4.4%
Dai-ichi Life Holdings Inc.	3,807,500	102,444,471
Japan Post Holdings Co. Ltd.	8,767,400	84,662,255
Japan Post Insurance Co. Ltd.	804,800	15,509,601
MS&AD Insurance Group Holdings Inc.	5,413,020	112,590,332
Sompo Holdings Inc.	3,749,650	79,360,331
T&D Holdings Inc.	2,065,500	37,340,830
Tokio Marine Holdings Inc.	7,910,000	274,044,172
		705,951,992
Interactive Media & Services — 0.2%
LY Corp.	11,231,800	26,692,550
Security	Shares	Value

IT Services — 2.2%
Fujitsu Ltd.	7,406,500	$107,253,289
NEC Corp.	1,043,900	77,705,591
Nomura Research Institute Ltd.	1,607,012	43,023,689
NTT Data Group Corp.	2,654,000	40,812,471
Obic Co. Ltd.	272,000	35,312,192
Otsuka Corp.	958,000	18,189,834
SCSK Corp.	651,100	12,341,779
TIS Inc.	911,100	16,664,542
		351,303,387
Leisure Products — 0.6%
Bandai Namco Holdings Inc.	2,520,694	45,984,574
Shimano Inc.	321,300	52,436,156
		98,420,730
Machinery — 4.5%
Daifuku Co. Ltd.	1,277,300	22,388,795
FANUC Corp.	4,010,400	112,259,479
Hitachi Construction Machinery Co. Ltd.	445,000	12,125,599
Hoshizaki Corp.	457,100	16,414,917
Komatsu Ltd.	3,892,500	114,404,521
Kubota Corp.	4,206,700	59,540,076
Makita Corp.	942,600	27,793,993
Minebea Mitsumi Inc.	1,525,800	32,090,074
Mitsubishi Heavy Industries Ltd.	13,482,900	117,945,091
SMC Corp.	240,200	121,308,075
Toyota Industries Corp.	616,900	58,180,284
Yaskawa Electric Corp.	1,010,700	38,702,203
		733,153,107
Marine Transportation — 0.8%
Kawasaki Kisen Kaisha Ltd.	1,653,400	24,573,350
Mitsui OSK Lines Ltd.	1,448,700	47,752,602
Nippon Yusen KK	1,932,600	61,259,727
		133,585,679
Media — 0.1%
Dentsu Group Inc.	853,300	22,588,329

Metals & Mining — 0.9%
JFE Holdings Inc.	2,420,750	36,648,938
Nippon Steel Corp.	3,598,470	78,778,485
Sumitomo Metal Mining Co. Ltd.	1,039,600	33,843,941
		149,271,364
Office REITs — 0.3%
Japan Real Estate Investment Corp.	5,395	17,790,274
Nippon Building Fund Inc.	6,444	24,064,841
		41,855,115
Oil, Gas & Consumable Fuels — 0.9%
ENEOS Holdings Inc.	12,117,895	62,652,427
Idemitsu Kosan Co. Ltd.	3,802,145	26,035,482
Inpex Corp.	3,971,400	61,277,741
		149,965,650
Passenger Airlines — 0.1%
ANA Holdings Inc.	666,000	12,686,060
Japan Airlines Co. Ltd.	596,800	10,029,232
		22,715,292
Personal Care Products — 0.9%
Kao Corp.	1,961,000	85,893,084
Shiseido Co. Ltd.	1,682,700	53,404,151
		139,297,235
Pharmaceuticals — 5.1%
Astellas Pharma Inc.	7,612,550	74,736,800
Chugai Pharmaceutical Co. Ltd.	2,826,100	85,986,221

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Daiichi Sankyo Co. Ltd.	7,783,907	$274,764,729
Eisai Co. Ltd.	1,060,400	45,522,423
Kyowa Kirin Co. Ltd.	1,134,900	19,189,334
Ono Pharmaceutical Co. Ltd.	1,572,300	22,768,273
Otsuka Holdings Co. Ltd.	1,760,800	72,695,408
Shionogi & Co. Ltd.	1,060,300	47,769,791
Takeda Pharmaceutical Co. Ltd.	6,659,000	177,295,666
		820,728,645
Professional Services — 2.0%
Recruit Holdings Co. Ltd.	6,250,500	315,537,062

Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	245,800	25,960,274
Daiwa House Industry Co. Ltd.	2,357,100	62,714,516
Hulic Co. Ltd.	1,612,900	14,940,808
Mitsubishi Estate Co. Ltd.	4,735,300	79,855,061
Mitsui Fudosan Co. Ltd.	11,233,000	103,198,229
Nomura Real Estate Holdings Inc.	461,800	11,906,248
Sumitomo Realty & Development Co. Ltd.	1,201,500	37,622,359
		336,197,495
Semiconductors & Semiconductor Equipment — 5.9%
Advantest Corp.	3,224,400	107,335,891
Disco Corp.	388,300	152,741,253
Lasertec Corp.	337,500	86,776,630
Renesas Electronics Corp.	6,297,000	116,032,385
Rohm Co. Ltd.	1,385,100	17,952,948
SCREEN Holdings Co. Ltd.	338,900	32,417,521
SUMCO Corp.	1,472,500	22,136,569
Tokyo Electron Ltd.	1,984,056	421,331,341
		956,724,538
Software — 0.2%
Oracle Corp./Japan(a)	162,000	11,519,933
Trend Micro Inc./Japan	559,400	25,317,537
		36,837,470
Specialty Retail — 1.5%
Fast Retailing Co. Ltd.	736,000	189,024,867
Nitori Holdings Co. Ltd.	337,300	37,159,362
ZOZO Inc.	581,800	13,571,040
		239,755,269
Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	974,900	18,763,422
Canon Inc.	4,208,950	122,489,362
FUJIFILM Holdings Corp.	4,709,100	107,535,860
Ricoh Co. Ltd.	2,304,700	20,696,307
Seiko Epson Corp.	1,213,100	19,601,115
		289,086,066
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.2%
Asics Corp.	684,800	$37,883,572

Tobacco — 0.9%
Japan Tobacco Inc.	5,049,800	143,276,529

Trading Companies & Distributors — 6.9%
ITOCHU Corp.	5,001,600	236,108,520
Marubeni Corp.	5,994,400	117,403,544
Mitsubishi Corp.	14,063,200	296,823,435
Mitsui & Co. Ltd.	5,414,200	275,659,627
MonotaRO Co. Ltd.	1,038,400	10,969,067
Sumitomo Corp.	4,374,400	113,832,778
Toyota Tsusho Corp.	893,400	54,558,999
		1,105,355,970
Wireless Telecommunication Services — 3.5%
KDDI Corp.	6,298,500	173,553,694
SoftBank Corp.	12,004,500	143,936,509
SoftBank Group Corp.	4,330,600	250,600,899
		568,091,102

Total Long-Term Investments — 99.1%
(Cost: $15,701,041,081)		15,974,131,896

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(b)(c)(d)	186,622	186,678
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	6,110,000	6,110,000

Total Short-Term Securities — 0.0%
(Cost: $6,296,697)		6,296,678

Total Investments — 99.1%
(Cost: $15,707,337,778)		15,980,428,574

Other Assets Less Liabilities — 0.9%		142,593,637

Net Assets — 100.0%		$16,123,022,211

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,594,331	$—	$(3,404,982	)(a)	$(2,652)	$(19)	$186,678	186,622	$13,350	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,640,000	—	(530,000	)(a)	—	—	6,110,000	6,110,000	292,395		—
					$(2,652)	$(19)	$6,296,678		$305,745		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	826	06/13/24	$145,971	$3,603,850

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$61,259,727	$15,912,872,169	$—	$15,974,131,896

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$6,296,678	$—	$—	$6,296,678
	$67,556,405	$15,912,872,169	$—	$15,980,428,574
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,603,850	$—	$3,603,850

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust